Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2017	2016
Trade Payables and Accrued Liabilities	$1,577,483	$1,192,636